FINANCIAL EXPENSE (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL LOSS (INCOME) [Abstract]
Interest income on short-term deposits	$ (146)	$ (39)	$ (3)
Interest and realized gain on marketable securities			(2)
Foreign currency adjustments gains and other		(33)	(15)
Revaluation of warrants related to share purchase agreement	(55)		(1,637)
Financial income	(201)	(72)	(1,657)
Bank and interest expenses	21	31	19
Foreign currency adjustments losses			3
Revaluation of warrants related to share purchase agreement		635
Interest on convertible debenture		288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture		1,547
Others	3		251
Financial expenses	24	2,501	273
Financial expense (income), net	$ (177)	$ 2,429	$ (1,384)